RELATED PARTY TRANSACTIONS - Prism Incentive Agreement (FY) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Payments to acquire business		$ 2,799,000	$ 56,620,000
Prism Data
Related Party Transaction [Line Items]
Payments to acquire business	$ 850,000
Potential payment based on certain specified sale transactions		$ 2,000,000